UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22143

WALTHAUSEN FUNDS

(Exact name of registrant as specified in charter)

        2691 Route 9, Suite 102, Malta, NY 12020

(Address of principal executive offices)

              (Zip code)

John B. Walthausen

Walthausen Funds

2691 Route 9, Suite 102, Malta, NY 12020

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 348-7217

Date of fiscal year end: January 31

Date of reporting period: October 31, 2018

Item 1. Schedules of Investments

Walthausen Small Cap Value Fund
		Schedule of Investments
October 31, 2018 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Agricultural Chemicals
470,389	American Vanguard Corporation	$ 7,573,263	1.44%

Aircraft & Parts
554,050	Triumph Group, Inc.	10,111,413	1.92%

Canned, Fruits, Vegetables, Preserves, Jams & Jellies
535,790	Landec Corporation *	7,334,965	1.39%

Carpets & Rugs
448,510	Interface, Inc.	7,306,228	1.39%

Commercial Printing
503,920	Quad/Graphics, Inc.	7,775,486	1.48%

Computer Communications Equipment
244,130	Electronics for Imaging, Inc. *	7,433,759	1.41%

Construction Machinery & Equipment
160,713	Columbus McKinnon Corporation	5,902,988	1.12%

Crude Petroleum & Natural Gas
1,609,740	Halcón Resources Corporation *	5,344,337
829,820	Gulfport Energy Corporation *	7,559,660
714,180	QEP Resources, Inc. *	6,363,344
143,600	SilverBow Resources, Inc. *	3,770,936
389,470	SM Energy Company	9,479,700
		32,517,977	6.17%

Electric, Gas & Sanitary Services
720,790	Atlantic Power Corporation *	1,585,738	0.30%

Electronic Components & Accessories
432,749	Vishay Intertechnology Inc.	7,919,307	1.50%

Fats & Oils
544,030	Darling Ingredients Inc. *	11,239,660	2.13%

Fire, Marine & Casualty Insurance
135,375	The Navigators Group, Inc.	9,361,181	1.78%

Food and Kindred Products
306,740	The Hain Celestial Group, Inc. *	7,631,691	1.45%

Gaskets, Packaging & Sealing Devices & Rubber & Plastics Hose
114,060	EnPro Industries, Inc.	7,094,532	1.35%

General Building Contractors - Nonresidential Buildings
352,190	Tutor Perini Corporation *	5,458,945	1.04%

General Industrial Machinery & Equipment
132,710	Twin Disc, Incorporated *	2,538,742	0.48%

Greeting Cards
191,513	CSS Industries Inc.	2,516,481	0.48%

Heavy Construction Other Than Building Construction - Contractors
1,742,696	Great Lakes Dredge & Dock Corporation *	10,125,064
450,000	Williams Industrial Services Group Inc. *	787,500
		10,912,564	2.07%

Household Furniture
321,513	Kimball International, Inc. - Class B	5,292,104	1.00%

Industrial Instruments For Measurement, Display, and Control
87,910	Esterline Technologies Corporation *	10,317,118	1.96%

Instruments for Measuring & Testing of Electricity & Electric Signals
181,967	Allied Motion Technologies, Inc.	7,944,679	1.51%

Life Insurance
114,789	Primerica, Inc.	12,596,945	2.39%

Metal Cans
331,840	Silgan Holdings Inc.	7,974,115	1.51%

Metal Forgings & Stampings
160,759	Materion Corp.	9,135,934	1.73%

Millwood, Veneer, Plywood, & Structural Wood Members
118,920	Masonite International Corporation *	6,586,979	1.25%

Miscellaneous Electrical Machinery, Equipment & Supplies
389,570	Atkore International Group Inc. *	7,503,118	1.42%

Miscellaneous Fabricated Metal Products
267,770	Mueller Water Products, Inc.	2,747,320	0.52%

Motor Vehicle Parts & Accessories
230,340	Stoneridge, Inc. *	5,852,939	1.11%

Motors & Generators
106,400	Regal Beloit Corporation	7,628,880	1.45%

National Commercial Banks
100,191	Camden National Corporation	4,062,745
109,028	City Holding Company	8,044,086
129,600	Community Bank System Inc.	7,567,344
203,570	First Financial Bancorp	5,327,427
103,800	NBT Bancorp Inc.	3,787,662
68,874	Pinnacle Financial Partners, Inc.	3,602,110
		32,391,374	6.14%

Operative Builders
362,479	M/I Homes, Inc. *	8,761,117	1.66%

Plastic Material, Synth Resin/Rubber, Cellulos (No Glass)
438,520	Rayonier Advanced Materials Inc.	5,428,878	1.03%

Printed Circuit Boards
210,299	Kimball Electronics, Inc. *	3,869,502	0.73%

Pulp Mills
611,931	Mercer International Inc. (Canada)	9,307,471	1.77%

Pumps & Pumping Equipment
218,940	Ampco-Pittsburgh Corporation	812,267	0.15%

Railroad Equipment
328,790	Freightcar America, Inc.	4,701,697	0.89%

Refrigeration & Service Industry Machinery
122,320	Standex International Corporation	9,922,598	1.88%

Retail - Eating & Drinking Places
170,780	Cannae Holdings, Inc. *	3,154,307	0.60%

Retail - Lumber & Other Building Materials Dealers
258,230	BMC Stock Holdings Inc. *	4,322,770	0.82%

Rolling Drawing & Extruding of Nonferrous Metals
274,740	Global Brass and Copper Holdings, Inc.	8,687,279
90,240	Kaiser Aluminum Corporation	8,606,189
		17,293,468	3.28%

Sanitary Services
505,120	Heritage-Crystal Clean, Inc. *	11,612,709	2.20%

Savings Institution, Federally Chartered
274,073	OceanFirst Financial Corp.	6,939,528	1.32%

Semiconductors & Related Devices
841,555	Amkor Technology, Inc. *	6,017,118
424,230	Kulicke and Soffa Industries, Inc. (Singapore)	8,624,596
		14,641,714	2.78%

Services - Equipment Rental & Leasing, NEC
190,020	McGrath RentCorp	10,145,168
315,020	Triton International Limited (Bermuda)	10,134,193
		20,279,361	3.85%

Services - Help Supply Services
361,528	Kelly Services, Inc. - Class A	8,492,293	1.61%

Services - Miscellaneous Amusement & Recreation
196,870	SeaWorld Entertainment, Inc. *	5,142,244	0.98%

Services - To Dwellings & Other Buildings
245,363	ABM Industries Incorporated	7,544,912	1.43%

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
74,583	Stepan Company	6,159,810	1.17%

State Commercial Banks
207,750	Bryn Mawr Bank Corp.	8,297,535
124,169	First Financial Corporation	5,694,390
143,900	Great Southern Bancorp, Inc.	7,792,185
102,149	Heartland Financial USA, Inc.	5,428,198
198,275	Lakeland Financial Corporation	8,531,773
266,247	Southside Bancshares, Inc.	8,434,705
211,790	Stock Yards Bancorp, Inc.	6,715,861
216,490	TriCo Bancshares	7,797,970
		58,692,617	11.13%

Textile Mill Products
319,228	Unifi, Inc. *	7,307,129	1.39%

Truck & Bus Bodies
166,031	Miller Industries, Inc.	4,012,969	0.76%

Wholesale - Beer, Wine & Distilled Alcoholic Beverages
112,554	MGP Ingredients, Inc.	8,010,468	1.52%

Wholesale - Durable Goods
315,000	School Specialty, Inc. *	5,367,600	1.02%

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies
330,120	Houston Wire & Cable Company	2,063,250	0.39%

Wholesale - Farm Product Raw Materials
296,617	The Andersons, Inc.	10,678,212	2.03%

Wood Household Furniture, (No Upholstered)
131,290	Bassett Furniture Industries Inc.	2,592,977	0.49%

Total for Common Stocks (Cost $444,913,453)		515,298,293	97.77%

MONEY MARKET FUNDS
15,264,152	Fidelity Investments Money Market Government
	Portfolio - Class I 2.06% **	15,264,152	2.90%
(Cost $15,264,152)

Total Investment Securities		530,562,445	100.67%
	(Cost $460,177,605)

Liabilities in Excess of Other Assets		(3,505,288)	-0.67%

Net Assets		$ 527,057,157	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the 7-day yield at October 31, 2018.

See accompanying notes to Schedules of Investments.

Walthausen Select Value Fund
		Schedule of Investments
		October 31, 2018 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft & Parts
20,775	Triumph Group, Inc.	$ 379,144	2.03%

Arrangement of Transportation of Freight & Cargo
12,280	Hub Group, Inc. - Class A *	562,670	3.01%

Books: Publishing or Publishing & Printing
8,090	John Wiley & Sons, Inc. - Class A	438,802	2.34%

Calculating & Accounting Machines (No Electronic Computers)
18,298	NCR Corporation *	491,301	2.62%

Computer Communications Equipment
18,810	Electronics For Imaging, Inc. *	572,764	3.06%

Converted Paper & Paperboard Products (No Containers/Boxes)
3,960	Avery Dennison Corp.	359,251	1.92%

Crude Petroleum & Natural Gas
51,020	Callon Petroleum Company *	508,669
96,910	Southwestern Energy Company *	517,499
10,740	Whiting Petroleum Corporation *	400,602
		1,426,770	7.62%

Cutlery, Handtools & General Hardware
8,240	Simpson Manufacturing Co., Inc.	470,339	2.51%

Electrical Work
8,820	EMCOR Group, Inc.	626,044	3.34%

Electronic Components & Accessories
24,400	Vishay Intertechnology Inc.	446,520	2.39%

Fats & Oils
26,220	Darling Ingredients Inc. *	541,705	2.89%

Fire, Marine & Casualty Insurance
4,150	American Financial Group	415,125
6,890	AMERISAFE, Inc.	448,470
		863,595	4.61%

Heavy Construction Other than Building Construction - Contractors
11,970	Granite Construction Incorporated	547,268	2.92%

Life Insurance
2,280	Primerica, Inc.	250,207	1.34%

Miscellaneous Industrial & Commercial Machinery & Equipment
7,310	Moog Inc. - Class A *	523,031	2.79%

Miscellaneous General Merchandise Stores
4,120	Casey's General Stores, Inc.	519,573	2.78%

Miscellaneous Products of Petroleum & Coal
23,720	Valvoline Inc.	472,502	2.52%

Motor Vehicles & Passenger Car Bodies
9,260	Oshkosh Corporation	519,856	2.78%

Oil & Gas Field Machinery & Equipment
15,870	Oil States International, Inc. *	353,425	1.89%

Operative Builders
19,976	M.D.C. Holdings, Inc.	561,326	3.00%

Plastics Products, NEC
4,200	AptarGroup, Inc.	428,232	2.29%

Poultry Slaughtering and Processing
6,283	Sanderson Farms, Inc.	618,184	3.30%

Pumps & Pumping Equipment
9,960	ITT Inc.	502,980	2.69%

Rolling Drawing & Extruding of Nonferrous Metals
19,870	Mueller Industries, Inc.	483,835	2.58%

Semiconductors & Related Devices
46,010	Amkor Technology, Inc. *	328,971	1.76%

Services - Equipment Rental & Leasing, NEC
8,200	McGrath RentCorp	437,798	2.34%

Services - Hospitals
5,790	Encompass Health Corporation	389,667	2.08%

Special Industry Machinery, NEC
30,320	Milacron Holdings Corp. *	424,480	2.27%

State Commercial Banks
6,800	Bank of Hawaii Corporation	533,392
6,861	Commerce Bancshares, Inc.	436,360
10,170	Columbia Banking Sytems, Inc.	377,205
27,270	CVB Financial Corp.	595,850
		1,942,807	10.39%

Transportation Services
6,850	GATX Corporation	513,271	2.74%

Water Supply
7,990	American States Water Company	489,148	2.61%

Total for Common Stocks (Cost $15,079,002)		17,485,466	93.41%

MONEY MARKET FUNDS
1,273,200	Fidelity Investments Money Market Government
	Portfolio - Class I 2.06% **	1,273,200	6.80%
(Cost $1,273,200)

Total Investment Securities		18,758,666	100.21%
	(Cost $16,352,202)

Liabilities in Excess of Other Assets		(38,943)	-0.21%

Net Assets		$ 18,719,723	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at October 31, 2018.

See accompanying notes to Schedules of Investments.

NOTES TO FINANCIAL STATEMENTS

WALTHAUSEN FUNDS

 (Unaudited)

1. SECURITY TRANSACTIONS

For federal income tax purposes, at October 31, 2018 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Small Cap Value Fund	Select Value Fund
Cost of Investments	$460,177,605	$16,352,202
Gross Unrealized Appreciation	$111,886,239	$3,210,871
Gross Unrealized Depreciation	($41,501,399)	($804,407)
Net Unrealized Appreciation
(Depreciation) on Investments	$70,384,840	$2,406,464

2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES

The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; however the Funds are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, the Funds did not incur any interest or penalties.

SHARE VALUATION
The net asset value per share (the “NAV”) of the Funds is calculated daily by dividing the total value of the Funds’ assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share, except that shares of the Funds are subject to a redemption fee of 2% if redeemed after holding them for 90 days or less.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Funds.

USE OF ESTIMATES
The financial statements are prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER
The Funds record security transactions based on the trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income, if any, is recognized on an accrual basis. The Funds use the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds may hold investments in master limited partnerships (“MLPs”). It is common for distributions from MLPs to exceed taxable earnings and profits resulting in the excess portion of such dividends to be designated as return of capital. Annually, income or loss from MLPs is reclassified upon receipt of the MLPs K-1. For financial reporting purposes, management does not estimate the tax character of MLP distributions for which actual information has not been reported.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis. Class specific expenses are born by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3. SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the assets or liabilities, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of October 31, 2018:

Small Cap Value Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$515,298,293	$0	$0	$515,298,293
Money Market Funds	15,264,152	0	0	15,264,152
Total	$530,562,445	$0	$0	$530,562,445

Select Value Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$17,485,466	$0	$0	$17,485,466
Money Market Funds	1,273,200	0	0	1,273,200
Total	$18,758,666	$0	$0	$18,758,666

Refer to the Funds’ Schedules of Investments for a listing of securities by industry.  The Funds did not hold any Level 3 assets during the three-month period ended October 31, 2018.

The following table shows transfers between level 1 and level 2 of the fair value hierarchy:

            Transfers In

   Transfers Out

   Level 1

               Level 2             Level 1

            Level 2

$5,367,600                   --

      --

        $5,367,600

Financial assets were transferred from level 1 to level 2 when the underlying position was no longer actively traded on October 31, 2018. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

It is the Funds’ policy to consider transfers into or out of the levels as of the end of the reporting period.

The Funds did not invest in any derivative instruments during the three month period ended October 31, 2018.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WALTHAUSEN FUNDS

By: /s/John B. Walthausen

       John B. Walthausen

       President

Date:       December 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/John B. Walthausen

       John B. Walthausen

       President

Date:       December 21, 2018

By: /s/Stanley M. Westhoff Jr.

        Stanley M. Westhoff Jr.

        Chief Financial Officer

Date:           12/21/2018